Share Capital, Share Premium And Other Capital Reserves - Summary of Share Capital and Share Premium (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	208,322,103	203,729,960
Issue of shares upon exercise of share-based awards		483,775
Release of shares from trust	501,184	4,108,368
Ending balance	208,823,287	208,322,103
Beginning balance	₽ 30,608	₽ 79,257
Ending Balance	₽ (16,647)	₽ 30,608
Ordinary shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	216,413,735	203,729,960
Issue of shares upon exercise of share-based awards		483,775
Issue of shares to employee-benefit trust		12,200,000
Ending balance	216,413,735	216,413,735
Share capital [member]
Disclosure of movement of Share capital and share premium [Line Items]
Issue of shares to employee-benefit trust		12,200,000
Beginning balance	₽ 12	₽ 11
Issue Of Shares To Employee Benefit trust Value		1
Ending Balance	12	12
Share premium [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	134,924	133,439
Issue of shares upon exercise of share-based awards		9
Release of shares from trust value	599	1,476
Ending Balance	₽ 135,523	₽ 134,924
Treasury shares [member]
Disclosure of movement of Share capital and share premium [Line Items]
Beginning balance	(8,091,632)	0
Issue of shares to employee-benefit trust		(12,200,000)
Release of shares from trust	501,184	4,108,368
Ending balance	(7,590,448)	(8,091,632)
Beginning balance	₽ (1)	₽ 0
Issue Of Shares To Employee Benefit trust Value		(1)
Ending Balance	₽ (1)	₽ (1)